SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share [Abstract]
Net loss	$ (761,303)	$ (152,960)	$ (1,729,012)	$ (460,316)	$ (1,245,057)	$ (1,249,202)
Weighted average common shares outstanding			1,411,734	676,470	678,958	667,069
Basic and diluted loss per share	$ (0.16)	$ (0.23)	$ (1.23)	$ (0.68)	$ (1.83)	$ (1.87)